Financial Risks (Details) - Schedule of fair value measurements	Jun. 30, 2022 CAD ($)
Financial Risks (Details) - Schedule of fair value measurements [Line Items]
Cash	$ 23,792,408
Derivative liability	(286,997)
Level 1 [Member]
Financial Risks (Details) - Schedule of fair value measurements [Line Items]
Cash	23,792,408
Derivative liability
Level 2 [Member]
Financial Risks (Details) - Schedule of fair value measurements [Line Items]
Cash
Derivative liability	(286,997)
Level 3 [Member]
Financial Risks (Details) - Schedule of fair value measurements [Line Items]
Cash
Derivative liability